Artisan Sustainable Emerging Markets Fund Average Annual Total Returns		12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	211 Months Ended	234 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.23%			3.32%	6.13%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		42.70%		5.11%	9.83%	2.83%
Performance Inception Date	Jun. 02, 2008
Investor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%		4.20%	8.42%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		42.82%	15.72%
Performance Inception Date	Apr. 27, 2022
Advisor | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		42.84%		5.27%	9.95%		5.89%
Performance Inception Date	Jun. 26, 2006
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.16%		4.99%	9.69%		5.60%
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.62%		4.04%	8.15%		4.83%
Institutional | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%		4.20%	8.42%